Cash and Restricted Deposits (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 408	$ 368
Credit cards [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 31
Credit cards [Member] | Maximum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.05%
Credit cards [Member] | Minimum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.01%
Lease [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 377
Annual interest rate	0.01%